Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not currently grant stock options or similar awards as part of our equity compensation programs, and we do not have any policies with respect timing of awards of options or similar awards in relation to the disclosure of material nonpublic information. If we were to grant any stock options or similar awards in the future, we expect that we would adopt a policy to not time the grant of stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and likewise not time the public release of such information based on stock option grant dates.

Award Timing Method	We do not currently grant stock options or similar awards as part of our equity compensation programs, and we do not have any policies with respect timing of awards of options or similar awards in relation to the disclosure of material nonpublic information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If we were to grant any stock options or similar awards in the future, we expect that we would adopt a policy to not time the grant of stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and likewise not time the public release of such information based on stock option grant dates.
MNPI Disclosure Timed for Compensation Value	false